Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Professional fees	$ 2,351	$ 1,972	$ 4,702
Payroll liabilities	715	728	621
Data provider costs	564	505	380
Other	311	291	335
Total	$ 3,941	$ 3,496	$ 6,038